CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions	Total	Non-controlling Interest—In Operating Subsidiaries [Member]	Preferred Unitholders Capital [Member]	Limited Partners 1 [Member]	Limited Partners 1 [Member] Issued capital [member]	Limited Partners 1 [Member] Retained earnings [member]	Limited Partners 1 [Member] Ownership Changes [Member]	Limited Partners 1 [Member] Accumulated other comprehensive income [member]	General Partner 1 [Member]	General Partner 1 [Member] Issued capital [member]	General Partner 1 [Member] Retained earnings [member]	General Partner 1 [Member] Accumulated other comprehensive income [member]	Non-controlling Interest - Redeemable Partnership Units [Member]	Non-controlling Interest - Redeemable Partnership Units [Member] Issued capital [member]	Non-controlling Interest - Redeemable Partnership Units [Member] Retained earnings [member]	Non-controlling Interest - Redeemable Partnership Units [Member] Ownership Changes [Member]	Non-controlling Interest - Redeemable Partnership Units [Member] Accumulated other comprehensive income [member]
Balance as at Dec. 31, 2016	$ 9,644	$ 2,771	$ 375	$ 4,611	$ 4,215	$ (483)	$ 143	$ 736	$ 27	$ 19	$ 1	$ 7	$ 1,860	$ 1,778	$ (215)	$ (34)	$ 331
Net income	181	146		(14)		(14)			56		56		(7)		(7)
Other comprehensive income	(269)	(99)		(119)				(119)	(1)			(1)	(50)				(50)
Comprehensive income	(88)	47		(133)		(14)		(119)	55		56	(1)	(57)		(7)		(50)
Issue of equity	11			11	11
Dividends recognised as distributions to owners	(376)		14	(226)		(226)			(56)		(56)		(94)		(94)
Dividends, Preferred Stock, Cash1	(14)			(10)		(10)							(4)		(4)
Increase (decrease) through acquisition of subsidiary, equity	3,429	3,429
Decrease From Subsidiary Distributions To Non-controlling Interest	(202)	(202)
Preferred Unit, Issue Of Equity	220		220
Balance as at Jun. 30, 2017	12,624	6,045	595	4,253	4,226	(733)	143	617	26	19	1	6	1,705	1,778	(320)	(34)	281
Balance as at Dec. 31, 2016	9,644	2,771	375	4,611	4,215	(483)	143	736	27	19	1	7	1,860	1,778	(215)	(34)	331
Issue of equity					692									300
Balance as at Dec. 31, 2017	13,474	5,875	595	4,967	4,907	(953)	149	864	25	19	0	6	2,012	2,078	(413)	(40)	387
Balance as at Mar. 31, 2017	9,774	2,859	595	4,488	4,221	(604)	143	728	27	19	1	7	1,805	1,778	(266)	(34)	327
Net income	135	122		(10)		(10)			28		28		(5)		(5)
Other comprehensive income	(335)	(177)		(111)				(111)	(1)			(1)	(46)				(46)
Comprehensive income	(200)	(55)		(121)		(10)		(111)	27		28	(1)	(51)		(5)		(46)
Issue of equity	5			5	5
Dividends recognised as distributions to owners	(188)		8	(113)		(113)			(28)		(28)		(47)		(47)
Dividends, Preferred Stock, Cash1	(8)			(6)		(6)							(2)		(2)
Increase (decrease) through acquisition of subsidiary, equity	3,429	3,429
Decrease From Subsidiary Distributions To Non-controlling Interest	(188)	(188)
Preferred Unit, Issue Of Equity	0
Balance as at Jun. 30, 2017	12,624	6,045	595	4,253	4,226	(733)	143	617	26	19	1	6	1,705	1,778	(320)	(34)	281
Cumulative Effect of New Accounting Principle in Period of Adoption	16	10		4		4							2		2
Equity, Adjusted Balance, Total	13,490	5,885	595	4,971	4,907	(949)	149	864	25	19		6	2,014	2,078	(411)	(40)	387
Balance as at Dec. 31, 2017	13,474	5,875	595	4,967	4,907	(953)	149	864	25	19	0	6	2,012	2,078	(413)	(40)	387
Net income	546	212		186		186			69		69		79		79
Other comprehensive income	(1,017)	(521)		(347)				(347)	(2)			(2)	(147)				(147)
Comprehensive income	(471)	(309)		(161)		186		(347)	67		69	(2)	(68)		79		(147)
Issue of equity	8			8	8									0
Dividends recognised as distributions to owners	(438)		19	(260)		(260)			(70)		(70)		(108)		(108)
Dividends, Preferred Stock, Cash1	(19)			(13)		(13)							(6)		(6)
Increase (decrease) through acquisition of subsidiary, equity	759	759
Decrease From Subsidiary Distributions To Non-controlling Interest	(333)	(333)
Decrease From Subsidiary Returns of Capital To Non-controlling Interest	(877)	(877)
Preferred Unit, Issue Of Equity	157		157
Increase (decrease) through other changes, equity	0					450		(450)			3	(3)			188		(188)
Balance as at Jun. 30, 2018	12,276	5,125	752	4,545	4,915	(586)	149	67	22	19	2	1	1,832	2,078	(258)	(40)	52
Balance as at Mar. 31, 2018	13,607	5,839	752	4,977	4,911	(513)	149	430	25	19	3	3	2,014	2,078	(228)	(40)	204
Net income	219	94		64		64			34		34		27		27
Other comprehensive income	(1,049)	(532)		(363)				(363)	(2)			(2)	(152)		0		(152)
Comprehensive income	(830)	(438)		(299)		64		(363)	32		34	(2)	(125)		27		(152)
Issue of equity	4			4	4										0
Dividends recognised as distributions to owners	(219)		10	(130)		(130)			(35)		(35)		(54)		(54)
Dividends, Preferred Stock, Cash1	(10)			(7)		(7)							(3)		(3)
Increase (decrease) through acquisition of subsidiary, equity	759	759
Decrease From Subsidiary Distributions To Non-controlling Interest	(158)	(158)
Decrease From Subsidiary Returns of Capital To Non-controlling Interest	(877)	(877)
Preferred Unit, Issue Of Equity	0
Balance as at Jun. 30, 2018	$ 12,276	$ 5,125	$ 752	$ 4,545	$ 4,915	$ (586)	$ 149	$ 67	$ 22	$ 19	$ 2	$ 1	$ 1,832	$ 2,078	$ (258)	$ (40)	$ 52